18 Intangible Assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 6,029,097
Effect of acquisition of control of Costa Oeste and Marumbi				R$ 66,775
Loss on disposal		26,789		28,742		R$ 42,740
Intangible assets, ending		6,332,611		6,029,097
Distribution Concession Agreement in Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		8,212,792		7,907,965
Acquisitions
Incorporations		2,625
Amortization of quotas - concession and authorization	[1]	(461,370)		(431,963)
Amortization of quotas - PIS/Pasep and Cofins credits		(10,740)		(10,813)
Loss on disposal		(26,359)		(28,098)
Provision for claims added to the cost of the works
Transfers to other receivables		(1,520)
Transfers to investments		(7)
Transfers to contract assets
Transfers from contract assets		771,844		775,701
Intangible assets, ending		8,487,265		8,212,792		7,907,965
Distribution Concession Agreement Special Liabilities in Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(2,822,729)		(2,845,438)
Incorporations		(2,550)
Amortization of quotas - concession and authorization	[1]	(134,864)		130,388
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal
Transfers to contract assets
Transfers from contract assets		(93,164)		(107,679)
Intangible assets, ending		(2,783,579)		(2,822,729)		(2,845,438)
Distribution Concession Agreement in Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				714,446
Capitalizations for intangible in service
Amortization of quotas - concession and authorization
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal
Customers contributions
Transfers to contract assets				(714,446)
Transfers from contract assets
Intangible assets, ending						714,446
Distribution Concession Agreement Special Liabilities in Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				(26,100)
Capitalizations for intangible in service
Amortization of quotas - concession and authorization
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal
Customers contributions
Transfers to contract assets				(26,100)
Transfers from contract assets
Intangible assets, ending						(26,100)
Distribution Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		5,390,063		5,750,873
Incorporations		75
Capitalizations for intangible in service
Amortization of quotas - concession and authorization	[1]	(326,506)		(301,575)
Amortization of quotas - PIS/Pasep and Cofins credits		(10,740)		(10,813)
Loss on disposal		(26,359)		(28,098)
Transfers to other receivables		(1,520)
Transfers to investments		(7)
Transfers to contract assets				(688,346)
Transfers from contract assets		678,680		668,022
Intangible assets, ending		5,703,686		5,390,063		5,750,873
Generation Concession Agreement in Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		226,411		236,443
Capitalizations for intangible in service				7,279
Amortization of quotas - concession and authorization	[2]	(16,944)		(17,311)
ANEEL grant - use of public property
Business combination (Note 1.2)
Intangible assets, ending		209,467		226,411		236,443
Generation Concession Agreement in Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				6,977	[3]
Amortization of quotas - concession and authorization			[3]
ANEEL grant - use of public property	[3]
Business combination (Note 1.2)
Intangible assets, ending			[3]			6,977	[3]
Generation Concession Agreement Concession Authorization Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		367,441		375,801
Amortization of quotas - concession and authorization	[2]	(31,294)		(13,205)
ANEEL grant - use of public property
Business combination (Note 1.2)		20,113		4,845
Intangible assets, ending		582,671		367,441		375,801
Generation Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		593,852		619,221
Amortization of quotas - concession and authorization	[2]	(14,350)		(30,516)
ANEEL grant - use of public property				302
Business combination (Note 1.2)		20,113		4,845
Intangible assets, ending		582,671		593,852		619,221
Gas Distribution in Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		3,619		24,417
Acquisitions
Transfers from property, plant and equipment		24,835
Capitalizations for intangible in service		10,011		2,042	[1]
Amortization of quotas - concession and authorization		(28,454)	[1]	(22,759)
Loss on disposal				(81)
Transfers to contract assets
Intangible assets, ending				3,619		24,417
Gas Distribution in Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				19,471
Acquisitions
Capitalizations for intangible in service					[1]
Amortization of quotas - concession and authorization	[1]
Loss on disposal
Transfers to contract assets				(19,471)
Transfers from contract assets
Intangible assets, ending						19,471
Gas Distribution [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		3,619		43,888
Transfers from property, plant and equipment		24,835
Capitalizations for intangible in service
Amortization of quotas - concession and authorization		(28,454)	[1]	(22,759)
Loss on disposal				(81)
Transfers to contract assets				(19,471)
Transfers from contract assets				2,042
Intangible assets, ending				3,619		43,888
Other in Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		25,630		22,693
Acquisitions
Transfers from property, plant and equipment		(1,471)		112
Capitalizations for intangible in service		16,118		9,448
Amortization of quotas - concession and authorization		8,646		(6,410)	[4]
Amortization of quotas - PIS/Pasep and Cofins credits		(11)		(23)
Loss on disposal				(190)
Intangible assets, ending		31,620		25,630		22,693
Other in Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		15,933		16,149
Acquisitions		5,032		7,589
Transfers from property, plant and equipment		10,217		1,979
Capitalizations for intangible in service		(16,118)		(9,448)
Amortization of quotas - concession and authorization					[4]
Amortization of quotas - PIS/Pasep and Cofins credits
Loss on disposal		(430)		(373)
Intangible assets, ending		14,634		15,933		16,149
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		41,563		38,842
Acquisitions		5,032		7,589
Transfers from property, plant and equipment		8,746		2,091
Capitalizations for intangible in service
Amortization of quotas - concession and authorization		(8,646)		(6,410)	[4]
Amortization of quotas - PIS/Pasep and Cofins credits		(11)		(23)
Loss on disposal		(430)		(563)
Intangible assets, ending		R$ 46,254		R$ 41,563		R$ 38,842

[1]	Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.
[2]	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
[3]	Includes the balances of use of public asset and hydrological risk renegotiation
[4]	Annual amortization rate: 20%.